Debt - Additional Information (Details) - USD ($)					1 Months Ended							2 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2023	May 02, 2023	Jul. 20, 2021	Feb. 19, 2021	Sep. 30, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Mar. 31, 2021	Nov. 30, 2019	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Warrants converted into warrants exercisable							500,483												436,711	500,483
Loss on extinguishment of debt													$ 3,929,000				$ 3,929,000		$ 0	$ (2,768,000)
Proceeds from issuance of convertible notes																	28,700,000	$ 1,103,000	1,103,000	2,830,000
Debt instrument, term																							36 months
Repayment of convertible debt																	10,750,000
Principal balance							$ 27,000,000					$ 60,000,000	60,000,000				60,000,000		58,103,000	27,000,000
New convertible note issued																	25,569,000
Proceeds from other long term debt																			0	1,016,000
Payment of interest on long term debt																	$ 5,022,000	2,077,000	3,476,000	1,321,000
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Preferred stock shares subscribed but not issued									842,283
Shares issued price per share									$ 11.8725
Preferred stock value subscribed but not issued									$ 10,000,000
Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes	$ 2,000,000
Shares issued upon conversion of outstanding notes	700,000
Amended 2021 Term Loan Agreement
Debt Instrument [Line Items]
Contractual interest																			1,200,000
Interest expense																			1,500,000
Fortress Credit Agreement
Debt Instrument [Line Items]
Interest, frequency of payment																	The Fortress Term Loan has a maturity date of June 30, 2027 and accrues interest per annum at a rate of 6.44% plus the greater of (i) the Wall Street Journal Prime Rate and (ii) 3.0%, which interest is payable in arrears on a monthly basis. An exit payment equal to 3.0% of the Fortress Term Loan (the “Exit Fee”) is due upon prepayment or the maturity date of the Fortress Term Loan, in addition to any early prepayment fee.
2021 Convertible Notes
Debt Instrument [Line Items]
Interest expense																	$ 100,000	100,000		100,000
Amortization of the debt discount																				$ 100,000
Proceeds from issuance of convertible notes							$ 2,000,000
Interest rate							5.00%													5.00%
Debt instrument, term							36 months
Debt issuance cost							$ 0													$ 0
Conversion divided by capped conversion price							600,000,000
Interest and debt expense																				$ 100,000
2021 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes	133,617
Aggregate recognition APIC amount	$ 2,200,000
2021 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense													100,000	$ 100,000
2022 Convertible Notes
Debt Instrument [Line Items]
Interest expense																			200,000
Proceeds from issuance of convertible notes						$ 1,100,000
Interest rate						5.00%
Debt instrument, term						36 months
2022 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes	83,216
Aggregate recognition APIC amount	$ 1,200,000
2022 Convertible Notes | Maximum
Debt Instrument [Line Items]
Interest expense													100,000	100,000			100,000	100,000
2023 Convertible Notes
Debt Instrument [Line Items]
Repayment of principal	500,000
Interest expense													100,000				500,000
Proceeds from issuance of convertible notes																$ 28,700,000
Interest rate																7.00%
Debt instrument maturity date																Dec. 31, 2026
Conversion divided by discounted capped conversion price																$ 217,300,000
Capped price																$ 260,000,000
Percentage of conversion discounted price is calculated of cash price																85.00%
Repayment of convertible debt	2,000,000
Debt settlement prepayment fees	$ 1,500,000
Debt instrument conversion price per share	$ 7.04
2023 Convertible Notes | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes	3,084,389
Aggregate recognition APIC amount	$ 22,200,000
Side Letter Holder Bridge Note
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes	$ 2,700,000
Shares issued upon conversion of outstanding notes	387,696	5,000
Repayment of convertible debt	$ 6,300,000	$ 2,000,000
Debt instrument, convertible price for calculating equity securities	5
Deferred liability for issuance of additional shares		3,400,000
Principal balance	6,300,000
Aggregate recognition APIC amount	$ 2,700,000
Side Letter Holder Bridge Note | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes	300,000
Side Letter Holder Bridge Note | Minimum
Debt Instrument [Line Items]
Repayment of convertible debt	$ 6,000,000
Side Letter Holder Bridge Note | Backstop Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes	2,000,000
Deferred liability for issuance of additional shares		3,300,000
Side Letter Holder Bridge Note | Backstop Agreement | Maximum
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 2,000,000
2021 Term Loan and 2021 Term Loan Agreement
Debt Instrument [Line Items]
Contractual interest																			$ 200,000
Interest rate																			11.26%	9.50%
Interest expense																			$ 4,300,000	$ 3,800,000
Amortization of the debt discount																			100,000
Accretion																			200,000
Amortization of warrant																			100,000
2019 Loan Agreement | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt										$ 400,000
Interest expense																				100,000
Proceeds from other long term debt											$ 9,000,000
Long term debt fees payable percentage																						3.00%
Interest and debt expense																				200,000
Repayment of other long term debt										9,000,000
Payment of interest on long term debt										$ 100,000
Balloon Payment As A Percentage Of Outstanding Principal										2.875%
Prepayment payment fee as a percentage of outstanding term loan										1.00%
2019 Loan Agreement | Western Alliance Bank [Member] | Sucess Fees
Debt Instrument [Line Items]
Embedded derivative liability fair value							200,000												200,000	200,000
2019 Loan Agreement | Western Alliance Bank [Member] | Interest Expense
Debt Instrument [Line Items]
Debt settlement prepayment fees																				100,000
Balloon payment																				300,000
2019 Loan Agreement | Western Alliance Bank [Member] | Minimum
Debt Instrument [Line Items]
Accretion of term loan																				100,000
2019 Loan Agreement | Western Alliance Bank [Member] | Maximum
Debt Instrument [Line Items]
Amortization of the debt discount																				100,000
2018 Convertible Note Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes																							$ 1,100,000
Interest rate																							6.00%
Debt issuance cost																							$ 100,000
2019 Convertible Note
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes																						$ 18,900,000
Interest rate																						6.00%
Debt instrument, term																						36 months
2019 Convertible Note | Amendment Agreement
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes																						$ 150,000,000
Interest rate																						80.00%
Debt issuance cost																						$ 300,000
2020 Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes																					$ 13,400,000
Interest rate																					6.00%
Debt instrument, term																					36 months
Debt issuance cost																					$ 100,000
Capped price																					$ 350,000,000
Percentage of conversion discounted price is calculated of cash price																					85.00%
Embedded derivative liability fair value																					$ 1,800,000
2020 Convertible Notes | Series D Three Preferred Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes									1,498,348
New convertible note issued									$ 15,100,000
Debt instrument conversion price percentage									85.00%
Debt instrument conversion price per share									$ 10.0916
2018 and 2019 Convertible Notes
Debt Instrument [Line Items]
Embedded derivative liability fair value																						$ 3,800,000
2018 and 2019 Convertible Notes | Series D Two Preferred Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes									3,644,616
New convertible note issued									$ 22,700,000
Debt instrument conversion price per share									$ 6.2256
Embedded Derivative Liability Associated With 2018 To 2020 Convertible Notes
Debt Instrument [Line Items]
Amortization of the debt discount																					$ 6,000,000
February March And April 2021 Additional Convertible Note Agreements 2021
Debt Instrument [Line Items]
Debt issuance cost							0													0
Principal balance																								$ 800,000
2018 To 2020 Convertible Notes
Debt Instrument [Line Items]
Interest expense																				1,000,000
Amortization of the debt discount																				1,000,000
Interest and debt expense																				2,000,000
Gain loss on conversion of debt into equity																				2,800,000
Carrying value of convertible debt and derivative liabilities							$ 41,600,000													$ 41,600,000
2018 To 2020 Convertible Notes | Series D Two Preferred Stock
Debt Instrument [Line Items]
Fair value per share							$ 6.6													$ 6.6
Fair value of equity capital							$ 24,100,000													$ 24,100,000
2018 To 2020 Convertible Notes | Series D Three Preferred Stock
Debt Instrument [Line Items]
Fair value per share							$ 9.87													$ 9.87
Fair value of equity capital							$ 14,800,000													$ 14,800,000
Paycheck Protection Programme 2020 Loan
Debt Instrument [Line Items]
Principal balance																									$ 1,000,000
Percentage of debt forgiven				100.00%
Paycheck Protection Programme 2021 Loan
Debt Instrument [Line Items]
Principal balance										$ 1,000,000
Percentage of debt forgiven			100.00%
Paycheck Protection Programme 2020 And 2021
Debt Instrument [Line Items]
Loss on extinguishment of debt																				2,000,000
2021 Term Loan
Debt Instrument [Line Items]
Contractual interest													700,000	1,000,000			4,700,000	2,300,000
Interest expense													800,000	1,200,000			5,000,000	2,600,000
Amortization of the debt discount													100,000	100,000			100,000	100,000
Amortization of the warrant													100,000				100,000	100,000
Accretion													100,000	100,000			100,000	100,000
Principal balance							25,000,000												55,000,000	25,000,000
Outstanding borrowings																			55,000,000
Additional borrowings available under facility																			$ 0
2021 Term Loan | Maximum
Debt Instrument [Line Items]
Amortization of the warrant														100,000
2021 Term Loan | 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Initial cash proceeds										15,000,000
Available capacity based upon the achievement of certain revenue thresholds										$ 5,000,000
Maturity Date										Dec. 30, 2025
Basis spread on variable rate								9.00%
Total payoff amount	58,000,000
Repayment of principal	55,000,000
Prepayment fee	1,100,000
Final payment fee	$ 1,600,000
Prepayment fee percentage	2.00%
Final payment fee percentage	3.00%																		3.00%
Original final payment	$ 100,000
Loss on extinguishment of debt	$ 3,900,000
Minimum Liquidity Amount																			$ 3,000,000
Increase in interest rate																			5.00%
Additional maximum borrowings										$ 10,000,000
Incremental borrowings										5,000,000
Additional borrowings							$ 5,000,000													5,000,000
Percentage of prepayment fee outstanding principal first anniversary																			3.00%
Percentage of prepayment fee outstanding principal after second anniversary																			1.00%
Percentage of prepayment fee outstanding principal after third anniversary																			0.50%
Prepayment fee outstanding principal term																			1 year
Proceeds from other long term debt								$ 5,000,000
Debt instrument floor rate								0.50%
2021 Term Loan | 2021 Term Loan Agreement | Runway | Series D Preferred Stock Warrants Tranche Two
Debt Instrument [Line Items]
Class of warrants or rights issued during the period new issues shares								14,740
2021 Term Loan | 2021 Term Loan Agreement | Maximum | Runway
Debt Instrument [Line Items]
Additional borrowings										10,000,000
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Maturity Date							Dec. 30, 2025	Dec. 30, 2026
Issuance costs							$ 700,000													$ 700,000
Interest rate								3.25%
Description of interest rate variable																			change the interest rate to the higher of the prime rate or 3.25% plus the applicable margin of 6.44186%,
Basis spread on variable rate								6.44186%
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway | Series D Preferred Stock Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights issued during the period new issues shares								14,740
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway | Series D Preferred Stock Warrants Tranche One
Debt Instrument [Line Items]
Class of warrants or rights issued during the period new issues shares								14,740
Class Of Warrants Or Rights Issued During The Period Value								$ 5,000,000
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway | Series D Preferred Stock Warrants Tranche Two
Debt Instrument [Line Items]
Class Of Warrants Or Rights Issued During The Period Value								$ 5,000,000
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway | Series D Preferred Stock Warrants Tranche Three
Debt Instrument [Line Items]
Class of warrants or rights issued during the period new issues shares								44,220
Class Of Warrants Or Rights Issued During The Period Value								$ 5,000,000
2021 Term Loan | Amended 2021 Term Loan Agreement | Runway | Series C Preferred Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable							132,979													132,979
Term C Loan | 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Percentage of prepayment fee outstanding principal after first anniversary																			2.00%
Term C Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings					$ 15,000,000		$ 20,000,000							15,000,000	$ 15,000,000			15,000,000		$ 20,000,000
Available capacity based upon the achievement of certain revenue thresholds							$ 15,000,000													15,000,000
Maturity Date							Dec. 30, 2025
Equal monthly principal payments commencing date							Dec. 30, 2024
Revenue thresholds achieved date							Jun. 30, 2022
Issuance costs					300,000		$ 700,000							300,000	300,000			300,000		$ 700,000
Fair value of the warrants												300,000	300,000				$ 300,000		$ 300,000
Warrant liability					400,000									400,000	400,000			400,000
Additional borrowings					$ 15,000,000					$ 20,000,000				$ 15,000,000	$ 15,000,000			$ 15,000,000
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Series C Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable							132,979
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable	130,053
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable															44,220
Term C Loan | Amended 2021 Term Loan Agreement | Runway | Series D Two Preferred Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable					44,220									44,220	44,220			44,220
Term D Loan | Amended 2021 Term Loan Agreement | Runway
Debt Instrument [Line Items]
Additional borrowings																			15,000,000
Maturity Date					Dec. 30, 2026
Fair value of the warrants					$ 400,000									$ 400,000	$ 400,000			$ 400,000	400,000
Interest rate					3.25%
Description of interest rate variable																	change the interest rate to the higher of the prime rate or 3.25% plus the applicable margin of 6.44186%
Basis spread on variable rate					6.44186%
Additional borrowings																			$ 15,000,000
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Common Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable	90,476
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants exercisable					44,220
Warrants converted into warrants exercisable	88,440
Term D Loan | Amended 2021 Term Loan Agreement | Runway | Series D-1 Preferred Stock
Debt Instrument [Line Items]
Warrants converted into warrants exercisable					44,220									44,220	44,220			44,220
Term D Loan | Amended 2021 Term Loan Agreement | Maximum | Runway
Debt Instrument [Line Items]
Additional borrowings					$ 15,000,000									$ 15,000,000	$ 15,000,000			$ 15,000,000
Additional maximum borrowings					$ 15,000,000									$ 15,000,000	$ 15,000,000			$ 15,000,000
Fortress Term Loan
Debt Instrument [Line Items]
Issuance costs	$ 2,500,000
Principal balance												60,000,000	$ 60,000,000				$ 60,000,000
Fortress Term Loan | Fortress Credit Agreement
Debt Instrument [Line Items]
Initial cash proceeds	60,000,000
Issuance costs	$ 2,500,000
Contractual interest												$ 1,500,000
Interest rate												6.44%	14.94%
Basis spread on variable rate	3.00%
Interest expense												$ 1,700,000
Amortization of the debt discount												100,000
Accretion												$ 100,000
Debt instrument maturity date																	Jun. 30, 2027
Minimum Liquidity Amount	$ 12,500,000
Increase in interest rate	3.00%
Debt instrument exit payment percentage	3.00%
Fortress Term Loan | Side Letter Holder Bridge Note | Backstop Agreement | Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion of outstanding notes	950,000
Aggregate recognition APIC amount	$ 13,400,000